INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of income (loss) from continuing operations before income taxes

Income (loss) from continuing operations before income taxes was comprised of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Domestic	$ (812)	$ (7,340)	$ (13,646)
Foreign	822	698	931

Income (loss) before income taxes	$ 10	$ (6,642)	$ (12,715)

Schedule of provision for (benefit from) income taxes from continuing operations

The provision for (benefit from) income taxes from continuing operations was comprised of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current:
Federal	$ 883	$ (2,835)	$ (8,967)
State	977	(121)	1,738
Foreign	392	663	412

	2,252	(2,293)	(6,817)

Deferred:
Federal	(1,155)	(1,518)	45,761
State	(397)	12	365
Foreign	99	(8)	(2,878)

	(1,453)	(1,514)	43,248

Provision for (benefit from) income taxes from continuing operations	$ 799	$ (3,807)	$ 36,431

Schedule of reconciliation of provision for (benefit from) income taxes from continuing operations to the amount computed by applying the statutory federal rate to income (loss) from continuing operations before taxes

	Year Ended December 31,
	2015	2014	2013
Federal statutory rate	34.0%	35.0%	34.0%
State taxes, net	2,562.5	(5.6)	1.6
Nondeductible compensation	673.4	(11.3)	(1.5)
Deferred tax adjustment—U.K. statutory rate reduction	—	—	11.4
Effects of foreign income	(76.8)	0.5	—
Foreign distribution	1,385.2	—	—
Changes in uncertain tax positions	3,845.8	6.8	(3.9)
Capital loss	(22,230.4)	—	—
Tax effect of goodwill impairment	—	—	(1.1)
Transaction expense	993.0	—	—
Reallocation of 2014 net operating loss carryback benefit	—	38.4	—
Indefinite-lived asset	1,833.5	(2.6)	—
Tax settlements	(2,423.0)	(4.0)	—
Valuation allowance	22,648.5	(1.6)	(330.7)
Benefit from discontinued operations	(967.3)	—	—
Other differences, net	(288.4)	1.7	3.7

Effective tax rate	7,990.0%	57.3%	(286.5)%

Schedule of significant components of net deferred tax balances

The significant components of net deferred tax balances were as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss and tax credit carryforwards	$ 32,787	$ 32,828
Capital loss	2,223	—
Stock-based compensation	1,214	1,386
Other, net	2,565	4,404

Total gross deferred tax assets	38,789	38,618
Less: valuation allowance	(38,526)	(37,286)

Total deferred tax assets after valuation allowance	263	1,332

Deferred tax liabilities:
Depreciation and amortization	(1,561)	(2,188)
Amortization of acquired intangible assets	(658)	316

Total deferred tax liabilities	(2,219)	(1,872)

Net deferred tax assets (liabilities)	$ (1,956)	$ (540)

Schedule of Classification of Deferred Tax Balances

	December 31,
	2015	2014
Current deferred tax assets	$—	$ 192
Non-current deferred tax assets	176	73
Current deferred tax liabilities	—	(481)
Non-current deferred tax liabilities	(2,132)	(324)

Net deferred liabilities	$ (1,956)	$ (540)

Schedule of reconciliation of the beginning and ending amounts of gross unrecognized tax benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits (before federal impact of state items), excluding interest and penalties, was as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Beginning balance	$ 3,164	$ 3,779	$ 4,351
Additions for current year tax positions	116	119	193
Reductions for current year tax positions	—	(17)	(104)
Additions for prior year tax positions	—	240	(126)
Reductions for prior year tax positions	(74)	(893)	(172)
Reductions related to settlements with taxing authorities	(356)	(64)	(363)

Ending balance	$ 2,850	$ 3,164	$ 3,779